Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 AUD ($)
Summary of Significant Accounting Policies [Line Items]
Cash balances	$ 101,911				$ 800,000
Insured amount	101,911				$ 800,000		$ 250,000
Provision for doubtful accounts	$ 7,521	(29,992)	$ 5,563
Accounts receivables		29,992
Lease term	12 months				12 months	12 months	12 months
Allocated transaction price	$ 1,433,639
Contract with customer cost of revenue	20,431
Other income				$ 21,464
Advertising costs	589,234	7,585	19,970
Total expenses	$ 42,593	35,862	$ 43,109
Dilutive securities (in Shares) | shares	1,210,000
Cash and cash equivalents	$ 17,205,230	$ 7,243,169
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Dilutive securities (in Shares) | shares	2,983,332
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	30.90%	34.10%	43.10%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	67.30%	37.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	28.60%	21.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	26.30%	23.90%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	10.20%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		14.50%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		11.20%
Deposit Protection Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances	$ 10,925,803	$ 7,147,587
Insured amount	78,125					$ 100,000
CECL Model [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for doubtful accounts	$ 7,521	$ 5,563
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	34.60%	26.70%	10.50%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	14.90%	26.30%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	13.60%	12.30%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	12.40%
Australia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances
Australia [Member] | Deposit Protection Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances	32
Insured amount	162,338
Australia [Member] | Financial Claims Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Insured amount	162,338						$ 250,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances	5,421,774
Singapore [Member] | Deposit Protection Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances	5,655,774
Singapore [Member] | Deposit Insurance Scheme [Member]
Summary of Significant Accounting Policies [Line Items]
Insured amount	78,125					$ 100,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances	$ 11,549,424	$ 7,243,169
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial payment of contract sum	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial payment of contract sum	50.00%